BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2020. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.
The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2020:

Amendments to References to the Conceptual Framework in IFRS Standards
Amendments to IFRS 3	Definition of a Business
Amendments to IAS 1 and IAS 8	Definition of Material
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendments to IFRS 16	Covid-19-Reated Rent Concessions[1]

[1]Effective for annual reporting periods beginning on or after June 1, 2020. Earlier application is permitted.

Apart from the two following statements, those standards did not have any material impact on the Company's accounting policies and did not require retrospective adjustments.

As of December 31, 2020, the Company adopted 'Amendment to IFRS 16 Covid-19-Related Rent Conecessions' where the Company recognized discounts for 512 in the consolidated statement of comprehensive income for the application of the practical expedient to the office space contracts.

As of December 31, 2020, the Company's loans and interest rate swap that bear interest based on LIBOR include a clause that provides alternative interest rates in the case of a discontinuity of LIBOR.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current[1]
Amendments to IFRS 3	Reference to the Conceptual Framework[2]
Amendments to IAS 16	Property, Plant and Equipment - Proceeds before Intended Use[2]
Amendments to IAS 37	Onerous Contracts - Cost of fulfilling a Contract[2]
Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	Annual improvements to IFRS 2018-2020[2]
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform - Phase 2[3]

[1]Effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.
[2]Effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.
[3]Effective for annual reporting periods beginning on or after January 1, 2021. Earlier application is permitted.

•On January 23, 2020, the IASB issued 'Classification of Liabilities as Current or Non-current (Amendments to IAS 1)' providing a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

•On May 14, 2020, the IASB issued 'Reference to the Conceptual Framework (Amendments to IFRS 3)' to update an outdated reference in IFRS 3 without significantly changing its requirements.
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The Company has not opted for early application.

•On May 14, 2020 the IASB issued 'Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)' regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The Company has not opted for early application.

•On May 14, 2020 the IASB issued 'Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)' amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The Company has not opted for early application.

•On May 14, 2020 the IASB issued 'Annual Improvements to IFRS Standards 2018–2020'. The pronouncement contains amendments to four International Financial Reporting Standards (IFRSs) as result of the IASB's annual improvements project
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. These amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted. The Company has not opted for early application.

•On August 27, 2020 the IASB issued 'Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)' with amendments that address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2021. Earlier application is permitted. The Company has not opted for early application.

2.2 – Reclassifications to Prior Period Financial Statements

Certain amounts in the prior periods have been reclassified to conform to the current year presentation. Both, the original and new presentation are in accordance with International Financial Reporting Standards (IFRS).

2.2.1 Changes in the accounting policy of presentation on the Consolidated Statements of Comprehensive Income

The Company has made a change in the presentation of the finance income and finance expense, with the objective of presenting within the finance expense line item only those expenses related to finance costs. Other financial losses and financial results, arising from remeasurement of financial assets, have been presented within other financial results, net in the Consolidated Statement of Comprehensive Income. Exchange difference gain and loss presented separately as Finance Income and Finance expense, respectively, in previous consolidated financial statements, have been included net in Other Financial Results, net. Gain on transaction with bonds has been presented within other financial results, net. In previous consolidated financial statements it was presented in an individual line in the Consolidated Statement of Comprehensive Income. The figures being presented within other financial results, net, were previously segregated as finance income and finance expenses. The change has been applied retrospectively for consistency and comparability purposes and as required by IAS 8 for accounting policy changes. Such changes have been included to conform to the current year presentation.

	For the year ended December 31, 2019
	As previously reported	Reclassification	As reclassified(*)

Gain on transaction with bonds	1,569	(1,569)	—

Finance income	13,643	(12,685)	958
Finance expense	(26,801)	20,148	(6,653)
Other financial results, net	—	(5,894)	(5,894)
Finance expense, net / Financial results, net	(11,589)	—	(11,589)

	For the year ended December 31, 2018
	As previously reported	Reclassification	As reclassified(*)

Gain on transaction with bonds	—	—	—

Finance income	11,418	(11,011)	407
Finance expense	(16,968)	15,427	(1,541)
Other financial results, net	—	(4,416)	(4,416)
Finance expense, net / Financial results, net	(5,550)	—	(5,550)

(*) The breakdown of these line items from the statement of comprehensive income are included in note 7.

2.3 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Sistemas UK Limited	United Kingdom	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Globant, LLC	United States of America	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S. de R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Holding, investment, software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Holding and investment activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (1)	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%
Difier S.A	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC	Belarus	Software development and consultancy	100.00%	100.00%	100.00%
Globant Canada Corp	Canada	Software development and consultancy	100.00%	100.00%	100.00%
Globant France S.A.S.	France	Software development and consultancy	100.00%	100.00%	100.00%
Small Footprint S.R.L.	Romania	Software development and consultancy	100.00%	100.00%	100.00%
Globant Ventures S.A.S. (2)	Argentina	Holding and investment activities	100.00%	100.00%	100.00%
Software Product Creation SL Dubai Branch (3)	United Arab Emirates	Software development and consultancy	100.00%	100.00%	-
Avanxo Servicios Informáticos España S.L (4)	Spain	Holding and investment activities	100.00%	100.00%	-
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable (4)	Mexico	Cloud consulting and implementation services	100.00%	100.00%	-

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Avanxo Servicios S.A. de C.V. (4)	Mexico	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo Brasil Tecnología da Informacao LTDA (4)	Brasil	Cloud consulting and implementation services	100.00%	100.00%	-
Orizonta Consutoria De Negocios E Tecnologia LTDA (4)	Brasil	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo S.A. (4)	Argentina	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo - Sucursal del Perú (4)	Perú	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo Colombia (4)	Colombia	Cloud consulting and implementation services	100.00%	100.00%	-
Belatrix Global Corporation S.A. (5)	Spain	Holding and investment activities	100.00%	100.00%	-
BSF S.A. (5)	Argentina	Agile product development services	100.00%	100.00%	-
Belatrix Peru SAC (5)	Peru	Agile product development services	100.00%	100.00%	-
Belatrix Colombia SAS (5)	Colombia	Agile product development services	100.00%	100.00%	-
Globant IT Service Corp (6)	United States of America	Agile product development services	100.00%	100.00%	-
Grupo Assa Worldwide S.A (7)	Spain	Holding and IT consultancy services	100.00%	-	-
Grupo ASSA Corp. (7)	United States of America	Business an IT consultancy services	100.00%	-	-
GASA México Consultoria y Servicios S.A de C.V (7)	Mexico	Business an IT consultancy services	100.00%	-	-
Grupo Assa México Soluciones Informáticas S.A de C.V (7)	Mexico	Business an IT consultancy services	100.00%	-	-
Grupo Assa Colombia S.A.S (7)	Colombia	Business an IT consultancy services	100.00%	-	-
CTN Consultoria Tecnologia e Negocios LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
IBS Integrated Business Solutions Consultoria LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Global Digital Business Solutions em Tecnologia LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Servicios Digitais em tecnologia de informacao LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Grupo Assa Chile (7)	Chile	Business an IT consultancy services	100.00%	-	-
Decision Support S.A (7)	Argentina	Business an IT consultancy services	100.00%	-	-
Banking Solutions S.A (7)	Argentina	Business an IT consultancy services	100.00%	-	-
Brazilian Technology Partners S.A (7)	Argentina	Holding and investment activities	100.00%	-	-
Globant Colombia S.A.S (8)	Colombia	Software development and consultancy	100.00%	-	-
Globant Germany GmbH (9)	Germany	Software development and consultancy	100.00%	-	-
Xappia SpA (10)	Chile	Cloud consulting and implementation services	100.00%	-	-
Xappia S.R.L.(10)	Argentina	Cloud consulting and implementation services	100.00%	-	-

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Giant Monkey Robot SpA (11)	Chile	Live game operations, in-game economy, and mobile game development	100.00%	-	-
Giant Monkey Robot Inc. (11)	United States of America	Live game operations, in-game economy, and mobile game development	100.00%	-	-
BlueCap Management Consulting SL (12)	Spain	Business and financial consultancy services	100.00%	-	-

(1)On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 25.2).
(2)Globant Ventures S.A.S was registered on January 17, 2019.
(3)Software Product Creation SL Dubai Branch is dormant since February 27, 2020.
(4)Avanxo (Bermuda) Limited changed its name to Avanxo Servicios Informáticos España S.L due to its redomiciliation to Spain in October 2019, this Company was acquired along with its subsidiaries in Brazil, Mexico, Colombia, Peru, Argentina and the United States ("Avanxo Group") on February 1, 2019 (see note 25.8).
(5)Belatrix Global Corporation S.A along with its subsidiaries in Peru, Colombia, Spain, the United States and Argentina ("Belatrix Group") were acquired on August 9, 2019 (see note 25.9).
(6)Belatrix Services Corp changed its name to Globant IT Services Corp. on April 21, 2020.
(7)Grupo Assa Worldwide S.A along with its subsidiaries in Colombia, United States, Brazil, Mexico, Argentina and Chile (“gA Group”) were acquired on July 31, 2020 (see note 25.11).
(8)Globant Colombia S.A.S was incorporated on September 8, 2020.
(9)Globant Germany GmbH was incorporated on September 9, 2020.
(10)Xappia SpA and Xappia SRL were acquired on October 21, 2020 (see note 25.12).
(11)Giant Monkey Robot, SpA and Giant Monkey Robot, Inc were acquired on November 9, 2020 (see note 25.13).
(12)BlueCap Management Consulting SLU was acquired on December 18, 2020 (see note 25.14).